UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada November 12, 2010
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 4,365,385
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
9/30/2010

AGNICO-EAGLE MINES     Common 008474108  118580 1621050  SHS Sole None   1621050
BANK OF MONTREAL       Common 063671101  126435 2125675  SHS Sole None   2125675
BANK OF NOVA SCOTIA    Common 064149107  61569  1121066  SHS Sole None   1121066
BARRICK GOLD CORP      Common 067901108  187059 3933950  SHS Sole None   3933950
BCE INC                Common 05534B760  45208  1350295  SHS Sole None   1350295
CAE INC.               Common 124765108  53669  5053550  SHS Sole None   5053550
CAMECO CORP            Common 13321L108  91820  3210475  SHS Sole None   3210475
CANADIAN NATIONAL RAIL Common 136375102  100431 1526307  SHS Sole None   1526307
CANADIAN NATURAL RESOU Common 136385101  134881 3789861  SHS Sole None   3789861
CANADIAN PACIFIC RAILW Common 13645T100  85196  1355325  SHS Sole None   1355325
CELESTICA INC          Common 15101Q108  60353  6985245  SHS Sole None   6985245
ENBRIDGE INC           Common 29250N105  862    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  125343 4031615  SHS Sole None   4031615
GOLDCORP INC           Common 380956409  119559 2674700  SHS Sole None   2674700
IMPERIAL OIL LTD       Common 453038408  146395 3754676  SHS Sole None   3754676
MAGNA INTERNATIONAL CL ClassA 559222401 93803 1111017 SHS Sole None 1111017 MANULIFE FINANCIAL COR Common 56501R106 131100 10100175 SHS Sole None 10100175
POTASH CORP            Common 73755L107  253469 1718550  SHS Sole None   1718550
PRECISION DRILLING TRU Common 740215108 82796 11794303 SHS Sole None 11794303 ROYAL BANK OF CANADA Common 780087102 242705 4528916 SHS Sole None 4528916
SHAW COMMUNICATIONS IN ClassB 82028K200  15298  675100   SHS Sole None   675100
SUNCOR ENERGY INC      Common 8677229106 220052 6568727  SHS Sole None   6568727
TALISMAN ENERGY INC    Common 87425E103  179380 9965575  SHS Sole None   9965575
TECK COMINCO LTD. CLAS classB 878742204  82470  1948725  SHS Sole None   1948725
THOMSON REUTERS COPR   Common 884903105  85638  2214025  SHS Sole None   2214025
TORONTO-DOMINION BANK  Common 891160509  254169 3413958  SHS Sole None   3413958
TRANSCANADA CORP       Common 89353D107  55794  1461725  SHS Sole None   1461725
ACCENTURE PLC - CL A   ClassA G1151C101  25206  576515   SHS Sole None   576515
AFLAC INC              Common 001055102  41845  786425   SHS Sole None   786425
AMGEN INC.             Common 031162100  30348  535167   SHS Sole None   535167
ANADARKO PETROLEUM COR Common 032511107  29615  504475   SHS Sole None   504475
BANK OF AMERICA CORP   Common 060505104  35505  2633950  SHS Sole None   2633950
BARRICK GOLD CORP      Common 067901108  32391  699750   SHS Sole None   699750
BEST BUY CO INC        Common 086516101  39035  929098   SHS Sole None   929098
BOEING CO              Common 097023105  38446  561501   SHS Sole None   561501
CHECK POINT SOFTWARE T Common M22465104  18142  477400   SHS Sole None   477400
CHESAPEAKE ENERGY CORP Common 165167107  6007   257725   SHS Sole None   257725
CHUBB CORP             Common 171232101  352    6000     SHS Sole None   6000
DELL INC.              Common 24702R101  32882  2463777  SHS Sole None   2463777
EATON CORP             Common 278058102  18587  218975   SHS Sole None   218975
EXXON MOBIL CORP       Common 30231G102  27917  439068   SHS Sole None   439068
FLUOR CORP             Common 343412102  35106  688801   SHS Sole None   688801
GENERAL ELECTRIC CO    Common 369604103  24199  1447188  SHS Sole None   1447188
GOLDMAN SACHS GROUP IN Common 38141G104  35617  239408   SHS Sole None   239408
INTEL CORP             Common 458140100  32451  1642550  SHS Sole None   1642550
INTL BUSINESS MACHINES Common 459200101  24322  176206   SHS Sole None   176206
JOHNSON & JOHNSON      Common 478160104  61661  967125   SHS Sole None   967125
JPMORGAN CHASE & CO    Common 46625H100  33825  863676   SHS Sole None   863676
LOCKHEED MARTIN CORP   Common 539830109  16903  230450   SHS Sole None   230450
MARATHON OIL CORP      Common 565849106  37559  1102725  SHS Sole None   1102725
MCGRAW-HILL COMPANIES  Common 580645109  40044  1177125  SHS Sole None   1177125
MEDTRONIC INC          Common 585055106  32963  953950   SHS Sole None   953950
MICROSOFT CORPORATION  Common 594918104  58035  2302979  SHS Sole None   2302979
MONSANTO CO            Common 61166W101  32739  663800   SHS Sole None   663800
NABORS INDUSTRIES LTD  Common G6359F103  21029  1131600  SHS Sole None   1131600
NEWMONT MINING CORP    Common 651639106  21411  331275   SHS Sole None   331275
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  36747  600100   SHS Sole None   600100
PITNEY BOWES INC       Common 724479100  24839  1129050  SHS Sole None   1129050
QUALCOMM INC           Common 747525103  24619  530150   SHS Sole None   530150
SCHLUMBERGER LTD       Common 806857108  38226  602967   SHS Sole None   602967
SPECTRA ENERGY CORP    Common 847560109  42832  1845900  SHS Sole None   1845900
STATE STREET CORP      Common 857477103  29872  770849   SHS Sole None   770849
THE WALT DISNEY CO.    Common 254687106  23093  678007   SHS Sole None   678007
TRANSOCEAN LIMITED     Common H8817H100  35894  542580   SHS Sole None   542580
VANGUARD HIGH YIELD CO Common 922031760  197    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  527    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  1060   87886    SHS Sole None   87886
WAL-MART STORES INC    Common 931142103  18607  337875   SHS Sole None   337875
WELLPOINT HEALTH NETWO Common 94973V107  31068  533062   SHS Sole None   533062
XEROX CORPORATION      Common 984121103  19629  1843033  SHS Sole None   1843033